LEASES - Information on total cash outflow from all leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Principal paid	€ (715)	€ (609)	€ (451)
Interest paid	(103)	(68)	(49)
Short term and low value leases	(391)	(551)	(409)
Total amount paid	€ (1,209)	€ (1,227)	€ (908)